Document And Entity Information	12 Months Ended
Dec. 31, 2022
Document Information [Line Items]
Entity Central Index Key	0001777921
Entity Registrant Name	AvePoint, Inc.
Amendment Flag	true
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Document Type	POS AM
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	83-4461709
Entity Address, Address Line One	525 Washington Blvd, Suite 1400
Entity Address, City or Town	Jersey City
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07310
City Area Code	201
Local Phone Number	793-1111
Entity Filer Category	Accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This registration statement on Form S-1 constitutes the first post-effective amendment (the “First Post-Effective Amendment”) to our registration statement on Form S-3, which was originally filed as Post-Effective Amendment No. 2 to Form S-1 (Registration No. 333-258109) (the “Form S-1”) on Form S-3 on August 25, 2022 (the “Form S-3”). The Form S-3 was declared effective on August 30, 2022. The Form S-1 was originally filed on July 23, 2021, was amended on August 5, 2021, and was declared effective on August 9, 2021. The Form S-1 was later amended pursuant to Post-Effective Amendment No. 1 to Form S-1 (the “Post-Effective Amendment No. 1”) on April 5, 2022. The Post-Effective Amendment No. 1 was declared effective on April 11, 2022. We are filing this First Post-Effective Amendment for the purpose of converting the registration statement on Form S-3 into a registration statement on Form S-1 because we are now ineligible to use Form S-3 due to the untimely filing of our Annual Report on Form 10-K for the year ended December 31, 2022. This registration statement on Form S-1 contains an updated Prospectus relating to the issuance, offering, and sale of the Common Stock and Warrants that were registered for issuance or resale, as applicable, on the registration statement on Form S-3. This First Post-Effective Amendment amends and restates the information contained in the registration statement on Form S-3.